Debt and Capital Lease Obligations - Debt and Capital Lease Obligation (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Unamortized debt issuance costs		$ (1,234)	$ (67)
Capital lease obligations (Note 10)	$ 100	246	502
Net carrying amounts	100	43,675	29,018
Secured Debt
Debt Instrument [Line Items]
Long-term debt, gross	0	44,663	$ 5,833
Unamortized debt issuance costs	$ 0	$ (1,234)